Land Use Rights, Net - Future Amortization (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Land Use Rights, Net
Amortization expense	$ 535,874	¥ 3,685,914	¥ 2,832,576	¥ 4,828,862
Land use rights
Land Use Rights, Net
Amortization expense	433,500	2,832,576	2,832,577	2,832,578
Provision for impairment loss charged		¥ 0	0	¥ 0
Future amortization of land use rights
2019					¥ 2,832,576
2020					2,832,576
2021					2,832,576
2022					2,832,576
2023					2,832,576
Thereafter					109,778,834
Total	$ 18,019,187		¥ 127,627,629		¥ 123,941,714